Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following (in thousands):

	September 30, 2024	December 31, 2023
Tax credit receivable	$488	$372
Prepaid insurance	24	302
Prepaid rent	43	98
Deferred offering costs	—	102
Prepaid legal fees and other prepaid expenses	286	125
Total prepaid expenses and other current assets	$841	$999
Prepaid expenses and other current assets consist of the following (in thousands):
	As of December 31,
	2023	2022
Tax credit receivable	$372	$—
Prepaid insurance	302	765
Prepaid rent	98	3
Deferred offering costs	102	—
Other prepaid expenses	125	100
Total prepaid expenses and other current assets	$999	$868